COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 18. COMMITMENTS AND CONTINGENCIES

Legal Proceedings

On July 31, 2024, one of the Company’s subsidiaries, Healthy Choice Markets IV, LLC, was served with a lawsuit filed by a former employee alleging violations of state and federal wage and hour laws. The Company believes the claims are without merit and intends to vigorously defend against the lawsuit. While the outcome of this litigation cannot be predicted with certainty, the Company does not believe that the lawsuit, if adversely resolved, would have a material adverse effect on its financial condition, results of operations, or cash flows.

From time to time the Company is involved in legal proceedings arising in the ordinary course of our business. We believe that there is no other litigation pending that is likely to have, individually or in the aggregate, a material adverse effect on our financial condition or results of operations as of March 31, 2025. With respect to legal costs, we record such costs as incurred.

NOTE 15. COMMITMENTS AND CONTINGENCIES

Legal Proceedings

On July 31, 2024, one of the Company’s subsidiaries, Healthy Choice Markets IV, LLC, was served with a lawsuit filed by a former employee alleging violations of state and federal wage and hour laws. The Company believes the claims are without merit and intends to vigorously defend against the lawsuit. While the outcome of this litigation cannot be predicted with certainty, the Company does not believe that the lawsuit, if adversely resolved, would have a material adverse effect on its financial condition, results of operations, or cash flows.

From time to time the Company is involved in legal proceedings arising in the ordinary course of our business. We believe that there is no other litigation pending that is likely to have, individually or in the aggregate, a material adverse effect on our financial condition or results of operations as of December 31, 2024. With respect to legal costs, we record such costs as incurred.